COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Subsidiary, Sale of Stock [Line Items]
SCHEDULE OF OUTSTANDING WARRANTS

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Type of Financing
$281.25	25	N/A	Other warrants
$0.30	70,297	July 2024	September 2018 Public Offering
$2.80	327,338	September 2024	July 2019 Public Offering
$0.35	4,578,400	November 2025	November 2020 Public Offering
$0.70	11,244,135	April 2026	April 2021 Registered Direct Offering (Accompanying Warrants)
$0.70	14,005,202	5 years after the date such warrants become exercisable, if ever	April 2021 Private Placement (Private Placement Warrants)
Grand Total	30,225,397

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Type of Financing
$-	327,338	July 2024	July 2019 Public Offering
$281.25	25	N/A	Other Warrants
$0.372	70,863	September 2024	September 2018 Public Offering
Grand Total	398,226

As of October 31, 2020, there were outstanding warrants to purchase 398,226 shares of our common stock with exercise prices ranging from $0 to $281.25 per share. Information on the outstanding warrants is as follows:

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Summary of Warrants
$-	327,338	July 2024	July 2019 Public Offering
$281.25	25	N/A	Other Warrants
$0.372	70,863	September 2024	September 2018 Public Offering
Grand Total	398,226

As of October 31, 2019, there were outstanding warrants to purchase 432,142 shares of our common stock with exercise prices ranging from $0 to $281.25 per share. Information on the outstanding warrants is as follows:

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Summary of Warrants
$-	359,838	July 2024	July 2019 Public Offering
$281.25	25	N/A	Other Warrants
$0.372	72,279	September 2024	September 2018 Public Offering
Grand Total	432,142

SCHEDULE OF WARRANTS ACTIVITY

A summary of warrant activity for the nine months ended July 31, 2021 is as follows (in thousands, except share and per share data):

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding and exercisable warrants at October 31, 2020	398,226	$0.08	3.76	$110,640
Issued	48,254,606	0.48
Exercised	(18,427,435)	0.20
Outstanding and exercisable warrants at July 31, 2021	30,225,397	$0.64	4.62	$282,437

A summary of warrant activity was as follows (In thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding and exercisable warrants at October 31, 2018	944,635	$22.50	5.87	$-
Issued	31,885,500	-
Exercised *	(31,540,962)	-
Exchanged	(856,865)	0.37
Expired	(166)	56.25
Outstanding and exercisable warrants at October 31, 2019	432,142	$0.08	4.76	$114,069
Issued	5,000,000	1.25
Exercised **	(33,916)	0.02
Exchanged	(5,000,000)	1.25
Outstanding and exercisable warrants at October 31, 2020	398,226	$0.08	3.76	$110,640

*	Includes the cashless exercise of 17,869,662 warrants that resulted in the issuance of 17,869,662 shares of common stock.

**	Includes the cashless exercise of 32,500 warrants that resulted in the issuance of 32,500 shares of common stock.

SCHEDULE OF ASSUMPTIONS USED IN WARRANT LIABILITY

In measuring the warrant liability for the September 2018 Public Offering warrants at July 31, 2021 and October 31, 2020, the Company used the following inputs in its Monte Carlo simulation model:

	July 31, 2021	October 31, 2020
Exercise Price	$0.30	$0.37
Stock Price	$0.41	$0.34
Expected Term	3.12 years	3.87 years
Volatility %	123%	106%
Risk Free Rate	0.35%	0.29%

In measuring the warrant liability, the Company used the following inputs in its Monte Carlo simulation model:

	October 31, 2020	October 31, 2019
Exercise Price	$0.37	$0.37
Stock Price	$0.34	$0.32
Expected Term	3.87 years	4.87 years
Volatility %	105.58%	100.99%
Risk Free Rate	0.29%	1.51%

Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
SCHEDULE OF ASSUMPTIONS USED IN WARRANT LIABILITY

In measuring the warrant liability for the warrants issued in the April 2021 Private Placement at July 31, 2021 and April 14, 2021 (issuance date), the Company used the following inputs in its Black Scholes model:

	July 31, 2021	April 14, 2021
Exercise Price	$0.70	$0.70
Stock Price	$0.41	$0.57
Expected Term	5.00 years	5.00 years
Volatility %	107%	106%
Risk Free Rate	0.69%	0.85%